Collaboration Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Collaboration Revenue.
Schedule of collaboration revenue

	H1 2022	H1 2021
	$m	$m
Lynparza: regulatory milestones	175	-
Enhertu: share of gross profits	173	83
Vaxzevria: royalties	60	33
Tezspire: share of gross profits	16	-
Tralokinumab: sales milestones	70	-
Other royalty income	37	36
Other Collaboration Revenue	20	86
Total	551	238